SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	24. SUBSEQUENT EVENTS At-the-Market offering In March 2026, the Group issued a total of 56,477,300 Class A ordinary shares represented by 564,773 ADSs for net proceeds of approximately US$596.